Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets are as follows:
	December 31,
	2023	2022
Deferred tax asset
Organizational costs/Start-up costs	$1,253,839	$350,184
Federal net operating loss	—	—
Total deferred tax asset	1,253,839	350,184
Valuation allowance	(1,253,839)	(350,184)
Deferred tax asset, net of allowance	$—	$—

Schedule of Income Tax Provision	The income tax provision for the years ended December 31, 2023 and 2022 consists of the following:
	December 31,
	2023	2022
Federal
Current	$2,325,087	$726,410
Deferred	(903,665)	(329,186)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	903,665	329,186
Income tax provision	$2,325,087	$726,410

Schedule of Reconciliation of the Federal Income Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 is as follows:
	December 31,
	2023	2022
Statutory federal income tax rate	21.00%	21.00%
Change in valuation allowance	13.35%	17.90%
Income tax provision	34.35%	38.90%